Income Taxes Expenses - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliations of effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance	(5.00%)	(25.00%)	(26.00%)
Additional tax deduction	11.00%	4.00%	6.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	(9.00%)	(4.00%)	(5.00%)
Non-Deductible expense	(22.00%)